CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Mar. 31, 2014 Redeemable Common Stock [Member]	Dec. 31, 2013 Redeemable Common Stock [Member]	Mar. 31, 2013 Redeemable Common Stock [Member]	Dec. 31, 2012 Redeemable Common Stock [Member]	Dec. 31, 2011 Redeemable Common Stock [Member]
Allowance for doubtful accounts	$ 2,094	$ 1,738	$ 1,412	$ 1,571	$ 2,172
Stock, Par value						$ 0.00	$ 0.01		$ 0.01	$ 0.01	$ 0.00	$ 0.01		$ 0.01	$ 0.01
Stock, authorized						0	1,000		1,000	1,000	0	5,850,000		5,850,000
Stock, Issued						0	1,000		1,000	1,000	0	5,850,000		5,850,000
Stock, Outstanding						0	1,000	1,000	1,000	1,000	0	5,850,000	5,850,000	5,850,000	5,850,000
Preferred Stock Par Value	$ 0.01	$ 0.01
Preferred Stock Authorized	5,000,000	0
Preferred Stock Issued	0	0
Preferred Stock Outstanding	0	0
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Authorized	100,000,000	27,200,862	27,200,862
Common Stock, Issued	30,601,401	16,183,901	16,183,901
Common Stock, Outstanding	30,601,401	16,183,901	16,183,901